UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
VT Floating-Rate Income Fund
Annual Report
December 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2022
Eaton Vance
VT Floating-Rate Income Fund

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Management’s Discussion of Fund Performance†

Economic and Market Conditions
Amid increasing global concerns about inflation and rising interest rates -- compounded by the negative effects of Russia’s invasion of Ukraine -- senior loans displayed their value as a portfolio diversifier by outperforming most U.S. fixed-income asset classes during the 12-month period ended December 31, 2022.
Although returns for the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index), a broad measure of the asset class, were negative at -0.60% during the period, senior loans generally outperformed corporate bonds, corporate high yield bonds, municipal bonds, and U.S. government bonds -- and outperformed the broad equity market S&P 500® Index as well.
In the opening month of the period, senior loans were at the tail end of a market rally that began in 2021, driven by the rollout of COVID-19 vaccines, the reopening of U.S. businesses after pandemic lockdowns, and comparatively low yields in other fixed-income asset classes.
In February 2022, however, the economic impact of Russia’s invasion of Ukraine became a tipping point for loan performance. While the projection of multiple interest rate increases in 2022 by the U.S. Federal Reserve (the Fed) was generally viewed as a positive sign for floating-rate loans, investors began to worry about the negative effects of supply-chain disruptions, higher commodity and labor expenses, rising debt service costs on loan issuers, and the potential for recessions in both the U.S. and global economies.
Manifesting investor concerns, higher quality loans began to outperform lower quality loans. Loan prices declined from February through June. After a brief summer rally on hopes that inflation and recession fears were subsiding, loan prices resumed a downward slide in September, but recovered somewhat in the closing months of the period.
While mutual fund inflows for the loan asset class continued through April, flows turned negative in May and remained negative for the rest of the period -- although demand for collateralized loan obligations from institutional investors stayed positive throughout the period. By period-end, loan prices had fallen to $92.44, from $98.64 at the start of the period.
Issuer fundamentals, however, remained a bright spot for senior loans as an asset class. While the trailing 12-month default rate inched higher -- from 0.29% at the beginning of the period to 0.72% at period-end -- it remained well below the loan market’s long-term average of 3.20%.
For the period as a whole, higher quality loans outperformed lower quality issues, with BBB-, BB-, B-, CCC- and D-rated (defaulted) loans within the Index returning 3.25%, 2.99%, -1.07%, -12.00%, and -52.04%, respectively.
Fund Performance
For the 12-month period ended December 31, 2022, Eaton Vance VT Floating-Rate Income Fund (the Fund) returned -2.74% for Initial Class shares at net asset value (NAV), underperforming its benchmark, the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index), which returned -0.60%.
The Index is unmanaged, and returns do not reflect any applicable sales charges, commissions, or expenses.
The Fund’s out-of-Index allocation to secured high yield bonds detracted from Fund performance versus the Index, as floating-rate loans generally outperformed fixed-rate high yield bonds as interest rates rose during the period.
The Fund’s relative performance versus the Index was also hurt by an underweight position in BBB-rated loans -- the highest credit rating within the Index and best-performing credit rating during the period. On an individual loan basis, the largest detractor was an overweight position in a struggling mattress maker.
In contrast, the Fund’s underweight position in CCC-rated loans helped relative returns, as the CCC credit tier was the worst-performing non-defaulted credit rating in the Index during the period.
The Fund’s largest individual contributor to relative performance was an overweight position in a metals and mining firm that rebounded during the period from a previous downturn. Not owning several defaulted loans within the Index contributed to relative performance as well.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Performance

Portfolio Manager(s) Andrew N. Sveen, CFA, Jeffrey R. Hesselbein, CFA and Michael J. Turgel, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Initial Class at NAV	05/02/2001	05/02/2001	(2.74)%	1.93%	2.52%
ADV Class at NAV	04/15/2014	05/02/2001	(2.37)	2.19	2.75
Institutional Class at NAV	05/02/2016	05/02/2001	(2.26)	2.47	2.93

Morningstar® LSTA® US Leveraged Loan IndexSM	—	—	(0.60)%	3.31%	3.67%
% Total Annual Operating Expense Ratios[3]	Initial Class	ADV Class	Institutional Class
	1.18%	0.93%	0.65%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Initial Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment[2]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
ADV Class	$10,000	12/31/2012	$13,119	N.A.
Institutional Class	$10,000	12/31/2012	$13,354	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Fund Profile

Top 10 Issuers (% of total investments)[1]
Numericable Group S.A.	0.9%
CommScope, Inc.	0.8
Magenta Buyer, LLC	0.8
Carnival Corporation	0.8
American Airlines, Inc.	0.7
Virgin Media SFA Finance Limited	0.7
Ultimate Software Group, Inc. (The)	0.7
Stars Group Holdings B.V. (The)	0.7
Univision Communications, Inc.	0.7
Finastra USA, Inc.	0.7
Total	7.5%
Credit Quality (% of bonds, loans and asset-backed securities)[2]
Top 10 Industries (% of total investments)[1]
Software	14.9%
Health Care Providers & Services	4.4
Hotels, Restaurants & Leisure	4.1
Chemicals	4.1
IT Services	3.8
Machinery	3.5
Capital Markets	2.6
Diversified Telecommunication Services	2.5
Commercial Services & Supplies	2.5
Media	2.2
Total	44.6%

Footnotes:
[1]	Excludes cash and cash equivalents.
[2]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Prior to August 29, 2022, the index name was S&P/LSTA Leveraged Loan Index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of ADV Class is linked to Initial Class and the performance of Institutional Class is linked to ADV Class. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
Additional Information
S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expense
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would be higher.
	Beginning Account Value (7/1/22)	Ending Account Value (12/31/22)	Expenses Paid During Period* (7/1/22 – 12/31/22)	Annualized Expense Ratio
Actual
Initial Class	$1,000.00	$1,032.00	$6.09	1.19%
ADV Class	$1,000.00	$1,033.30	$4.82	0.94%
Institutional Class	$1,000.00	$1,035.30	$3.23	0.63%

Hypothetical
(5% return per year before expenses)
Initial Class	$1,000.00	$1,019.21	$6.06	1.19%
ADV Class	$1,000.00	$1,020.47	$4.79	0.94%
Institutional Class	$1,000.00	$1,022.03	$3.21	0.63%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2022. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Portfolio of Investments

Asset-Backed Securities — 3.1%
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 10.929%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	$1,000	$ 915,001
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 11.083%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	902,175
BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 11.513%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	901,015
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 11.355%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	1,000	905,512
Neuberger Berman Loan Advisers CLO 49, Ltd., Series 2022-49A, Class E, 11.06%, (3 mo. SOFR + 7.00%), 7/25/34(1)(2)	1,000	901,715
OCP CLO, Ltd.:
Series 2022-24A, Class D, 5.461%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	1,000	940,373
Series 2022-24A, Class E, 9.081%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	2,000	1,812,210
Palmer Square CLO, Ltd., Series 2015-1A, Class DR4, 11.175%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	1,000	904,094
RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.025%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	2,000	1,764,262
RAD CLO 11, Ltd., Series 2021-11A, Class E, 10.329%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(2)	2,000	1,806,496
Riserva CLO, Ltd., Series 2016-3A, Class ERR, 10.694%, (3 mo. USD LIBOR + 6.50%), 1/18/34(1)(2)	2,250	2,009,338
Wellfleet CLO, Ltd.:
Series 2022-1A, Class D, 8.004%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	918,623
Series 2022-1A, Class E, 11.724%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	3,000	2,677,359
Series 2022-2A, Class E, 12.173%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	500	480,578
Total Asset-Backed Securities (identified cost $19,599,004)		$ 17,838,751

Common Stocks — 0.4%
Security	Shares	Value
Aerospace and Defense — 0.0%(3)
IAP Global Services, LLC(4)(5)(6)	24	$ 101,797
		$ 101,797
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc., Class A(5)(6)	33,758	$ 346,020
		$ 346,020
Security	Shares	Value
Electronics/Electrical — 0.0%(3)
Skillsoft Corp.(5)(6)	66,843	$ 86,896
		$ 86,896
Health Care — 0.0%
Akorn Holding Company, LLC, Class A(4)(5)(6)	58,449	$ 0
		$ 0
Investment Companies — 0.0%(3)
Aegletes B.V.(6)	7,165	$ 134,792
		$ 134,792
Nonferrous Metals/Minerals — 0.0%(3)
ACNR Holdings, Inc., Class A(5)(6)	2,056	$ 210,740
		$ 210,740
Oil and Gas — 0.1%
AFG Holdings, Inc.(4)(5)(6)	17,136	$ 49,866
McDermott International, Ltd.(5)(6)	103,251	49,044
QuarterNorth Energy, Inc.(5)(6)	1,048	144,100
		$ 243,010
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(5)(6)	19,512	$ 20,488
Cumulus Media, Inc., Class A(5)(6)	24,069	149,468
iHeartMedia, Inc., Class A(5)(6)	8,298	50,867
		$ 220,823
Retailers (Except Food and Drug) — 0.0%(3)
David’s Bridal, LLC(4)(5)(6)	17,912	$ 0
Phillips Pet Holding Corp.(4)(5)(6)	285	18,773
		$ 18,773
Telecommunications — 0.0%(3)
GEE Acquisition Holdings Corp.(4)(5)(6)	13,555	$ 124,570
		$ 124,570
Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(5)(6)	36,023	$ 522,333
		$ 522,333
Total Common Stocks (identified cost $4,232,595)		$ 2,009,754

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Portfolio of Investments — continued

Corporate Bonds — 7.0%
Security	Principal Amount (000's omitted)	Value
Air Transport — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	$1,275	$ 1,228,337
5.75%, 4/20/29(1)	950	869,973
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	550	517,830
United Airlines, Inc.:
4.375%, 4/15/26(1)	325	301,803
4.625%, 4/15/29(1)	325	283,547
		$ 3,201,490
Airlines — 0.1%
Air Canada, 3.875%, 8/15/26(1)	$475	$ 421,530
		$ 421,530
Automotive — 0.1%
Clarios Global, L.P./Clarios U.S. Finance Co.:
6.25%, 5/15/26(1)	$293	$ 286,836
6.75%, 5/15/25(1)	180	180,679
		$ 467,515
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	$300	$ 286,837
		$ 286,837
Business Equipment and Services — 0.5%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	$575	$ 527,310
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)	1,300	1,055,656
4.625%, 6/1/28(1)	1,200	993,360
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.25%, 4/15/24(1)	575	565,817
		$ 3,142,143
Chemicals — 0.2%
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)	$250	$ 229,998
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)	975	792,825
		$ 1,022,823
Security	Principal Amount (000's omitted)	Value
Commercial Services — 0.3%
Garda World Security Corp., 4.625%, 2/15/27(1)	$700	$ 619,290
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	1,075	1,015,289
		$ 1,634,579
Communications Equipment — 0.5%
CommScope, Inc.:
4.75%, 9/1/29(1)	$1,000	$ 808,075
6.00%, 3/1/26(1)	2,000	1,849,900
		$ 2,657,975
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	$150	$ 142,804
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)	450	399,892
4.375%, 10/15/28(1)	625	559,172
		$ 1,101,868
Diversified Financial Services — 0.1%
AG Issuer, LLC, 6.25%, 3/1/28(1)	$350	$ 322,187
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)	175	176,094
NFP Corp., 7.50%, 10/1/30(1)	175	165,650
		$ 663,931
Diversified Telecommunication Services — 0.6%
Altice France S.A.:
5.125%, 1/15/29(1)	$100	$ 75,355
5.125%, 7/15/29(1)	4,175	3,137,630
5.50%, 1/15/28(1)	400	314,108
		$ 3,527,093
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$650	$ 580,499
		$ 580,499
Ecological Services and Equipment — 0.2%
GFL Environmental, Inc.:
4.25%, 6/1/25(1)	$475	$ 454,535
5.125%, 12/15/26(1)	1,000	957,938
		$ 1,412,473
Electronics/Electrical — 0.2%
GoTo Group, Inc., 5.50%, 9/1/27(1)	$375	$ 202,276

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
Imola Merger Corp., 4.75%, 5/15/29(1)	$1,325	$ 1,152,258
		$ 1,354,534
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	$650	$ 350,158
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	101	101,853
		$ 452,011
Health Care — 0.5%
Medline Borrower, L.P., 3.875%, 4/1/29(1)	$1,725	$ 1,393,360
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	175	133,858
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	1,675	1,454,143
		$ 2,981,361
Hotels, Restaurants & Leisure — 0.4%
Carnival Corp., 4.00%, 8/1/28(1)	$2,450	$ 2,002,532
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	200	206,095
		$ 2,208,627
Household Products — 0.0%(3)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	$100	$ 86,625
		$ 86,625
Internet Software & Services — 0.2%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	$450	$ 352,549
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	875	856,972
		$ 1,209,521
Leisure Goods/Activities/Movies — 0.1%
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	$225	$ 204,395
NCL Corp., Ltd., 5.875%, 2/15/27(1)	625	542,159
		$ 746,554
Machinery — 0.1%
Madison IAQ, LLC, 4.125%, 6/30/28(1)	$650	$ 544,375
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	350	311,360
		$ 855,735
Media — 0.4%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$875	$ 103,906
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	200	163,184
Security	Principal Amount (000's omitted)	Value
Media (continued)
iHeartCommunications, Inc.: (continued)
5.25%, 8/15/27(1)	$150	$ 127,300
6.375%, 5/1/26	47	43,246
8.375%, 5/1/27	85	72,508
Univision Communications, Inc.:
4.50%, 5/1/29(1)	650	544,788
5.125%, 2/15/25(1)	500	477,210
7.375%, 6/30/30(1)	725	693,760
		$ 2,225,902
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corporation:
6.375%, 6/15/26(1)	$150	$ 144,794
7.00%, 6/15/25(1)	1,025	1,002,122
		$ 1,146,916
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$ 307,398
		$ 307,398
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$550	$ 499,453
		$ 499,453
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$630	$ 533,947
		$ 533,947
Retailers (Except Food and Drug) — 0.0%(3)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	$100	$ 90,721
		$ 90,721
Software — 0.2%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	$375	$ 365,284
Sabre GLBL, Inc.:
7.375%, 9/1/25(1)	175	168,472
9.25%, 4/15/25(1)	225	224,522
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	875	604,510
		$ 1,362,788

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Technology — 0.1%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$825	$ 715,750
		$ 715,750
Telecommunications — 0.4%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	$550	$ 456,433
Lumen Technologies, Inc., 4.00%, 2/15/27(1)	1,225	1,040,861
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	750	608,828
		$ 2,106,122
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	$250	$ 223,480
SRS Distribution, Inc., 4.625%, 7/1/28(1)	325	288,516
		$ 511,996
Utilities — 0.1%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$ 223,546
5.25%, 6/1/26(1)	346	330,138
		$ 553,684
Total Corporate Bonds (identified cost $47,016,839)		$ 40,070,401

Exchange-Traded Funds — 0.5%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	76,000	$ 3,108,400
Total Exchange-Traded Funds (identified cost $3,501,320)		$ 3,108,400

Preferred Stocks — 0.1%
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(4)(5)(6)	839	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(5)(6)	971	$ 597,165
		$ 597,165
Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(4)(5)(6)	494	$ 0
Series B, 12.00% (PIK)(4)(5)(6)	2,012	0
		$ 0
Total Preferred Stocks (identified cost $162,891)		$ 597,165

Senior Floating-Rate Loans — 82.1%(7)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.7%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 8.174%, (USD LIBOR + 3.50%), 1/18/27(8)	$485	$ 479,007
Dynasty Acquisition Co., Inc.:
Term Loan, 7.923%, (1 mo. USD LIBOR + 3.50%), 4/6/26	2,088	1,996,190
Term Loan, 7.923%, (1 mo. USD LIBOR + 3.50%), 4/6/26	1,123	1,073,490
IAP Worldwide Services, Inc., Term Loan - Second Lien, 11.23%, (3 mo. USD LIBOR + 6.50%), 7/18/23(4)	167	130,565
TransDigm, Inc.:
Term Loan, 6.98%, (3 mo. USD LIBOR + 2.25%), 5/30/25	1,380	1,367,463
Term Loan, 7.83%, (SOFR + 3.25%), 2/22/27	2,232	2,227,953
WP CPP Holdings, LLC, Term Loan, 8.17%, (3 mo. USD LIBOR + 3.75%), 4/30/25	2,700	2,366,005
		$ 9,640,673
Airlines — 1.0%
American Airlines, Inc., Term Loan, 8.993%, (3 mo. USD LIBOR + 4.75%), 4/20/28	$2,150	$ 2,143,281
Mileage Plus Holdings, LLC, Term Loan, 9.996%, (3 mo. USD LIBOR + 5.25%), 6/21/27	2,273	2,342,568
United Airlines, Inc., Term Loan, 8.108%, (3 mo. USD LIBOR + 3.75%), 4/21/28	1,484	1,468,188
		$ 5,954,037
Auto Components — 1.4%
Adient US, LLC, Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 4/10/28	$1,063	$ 1,051,750
Chassix, Inc., Term Loan, 9.813%, (2 mo. USD LIBOR + 5.50%), 11/15/23	499	424,873
Clarios Global, L.P., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 4/30/26	2,451	2,410,250

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Auto Components (continued)
DexKo Global, Inc.:
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 10/4/28	$645	$ 580,512
Term Loan, 11.08%, (SOFR + 6.50%), 10/4/28	850	794,750
Garrett LX I S.a.r.l., Term Loan, 7.67%, (3 mo. USD LIBOR + 3.25%), 4/30/28	420	410,244
LTI Holdings, Inc.:
Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 9/6/25	1,367	1,311,737
Term Loan, 9.134%, (1 mo. USD LIBOR + 4.75%), 7/24/26	516	494,371
TI Group Automotive Systems, LLC, Term Loan, 7.98%, (3 mo. USD LIBOR + 3.25%), 12/16/26	418	414,170
		$ 7,892,657
Automobiles — 0.4%
Bombardier Recreational Products, Inc., Term Loan, 6.384%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,403	$ 1,358,977
MajorDrive Holdings IV, LLC, Term Loan, 8.813%, (3 mo. USD LIBOR + 4.00%), 6/1/28	1,262	1,190,934
		$ 2,549,911
Beverages — 0.3%
Arterra Wines Canada, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 11/24/27	$588	$ 552,414
City Brewing Company, LLC, Term Loan, 7.792%, (1 mo. USD LIBOR + 3.50%), 4/5/28	419	188,636
Triton Water Holdings, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 3/31/28	1,308	1,220,319
		$ 1,961,369
Biotechnology — 0.6%
Alkermes, Inc., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.50%), 3/12/26	$182	$ 175,164
Alltech, Inc., Term Loan, 8.388%, (1 mo. USD LIBOR + 4.00%), 10/13/28	866	815,358
Grifols Worldwide Operations USA, Inc., Term Loan, 6.384%, (1 mo. USD LIBOR + 2.00%), 11/15/27	2,335	2,259,203
		$ 3,249,725
Building Products — 1.5%
ACProducts, Inc., Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 5/17/28	$2,219	$ 1,669,586
Cornerstone Building Brands, Inc., Term Loan, 7.568%, (1 mo. USD LIBOR + 3.25%), 4/12/28	2,785	2,512,988
CPG International, Inc., Term Loan, 6.923%, (SOFR + 2.50%), 4/28/29	898	875,586
Borrower/Description	Principal Amount (000's omitted)	Value
Building Products (continued)
LHS Borrower, LLC, Term Loan, 9.173%, (SOFR + 4.75%), 2/16/29	$1,388	$ 1,136,122
MI Windows and Doors, LLC, Term Loan, 7.923%, (SOFR + 3.50%), 12/18/27	168	166,568
Oscar AcquisitionCo, LLC, Term Loan, 9.18%, (SOFR + 4.50%), 4/29/29	873	827,457
Standard Industries, Inc., Term Loan, 6.425%, (3 mo. USD LIBOR + 2.25%), 9/22/28	1,615	1,597,550
		$ 8,785,857
Capital Markets — 2.8%
Advisor Group, Inc., Term Loan, 8.884%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$2,359	$ 2,313,000
Aretec Group, Inc., Term Loan, 8.673%, (SOFR + 4.25%), 10/1/25	1,780	1,744,320
Brookfield Property REIT, Inc., Term Loan, 6.923%, (SOFR + 2.50%), 8/27/25	568	559,543
Edelman Financial Center, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 4/7/28	1,775	1,666,093
EIG Management Company, LLC, Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 2/22/25	191	186,703
FinCo I, LLC, Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 6/27/25	1,176	1,173,463
Focus Financial Partners, LLC:
Term Loan, 6.823%, (1 mo. USD LIBOR + 2.50%), 6/30/28	714	704,042
Term Loan, 7.573%, (SOFR + 3.25%), 6/30/28	1,491	1,476,262
HighTower Holdings, LLC, Term Loan, 8.278%, (3 mo. USD LIBOR + 4.00%), 4/21/28	988	909,734
Hudson River Trading, LLC, Term Loan, 7.438%, (SOFR + 3.00%), 3/20/28	1,525	1,444,274
LPL Holdings, Inc., Term Loan, 5.87%, (1 mo. USD LIBOR + 1.75%), 11/12/26	1,454	1,448,151
Mariner Wealth Advisors, LLC, Term Loan, 8.078%, (SOFR + 3.25%), 8/18/28	1,243	1,191,757
Victory Capital Holdings, Inc.:
Term Loan, 5.962%, (SOFR + 2.25%), 7/1/26	676	672,793
Term Loan, 5.962%, (SOFR + 2.25%), 12/29/28	353	348,975
		$ 15,839,110
Chemicals — 4.1%
Aruba Investments, Inc., Term Loan, 8.139%, (1 mo. USD LIBOR + 4.00%), 11/24/27	$418	$ 406,802
Axalta Coating Systems Dutch Holding B B.V., Term Loan, 7.506%, (SOFR + 3.00%), 12/20/29	1,450	1,452,945
Charter NEX US, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 12/1/27	1,064	1,034,863

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
CPC Acquisition Corp., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 12/29/27	$1,376	$ 1,004,115
Gemini HDPE, LLC, Term Loan, 7.42%, (3 mo. USD LIBOR + 3.00%), 12/31/27	417	412,070
GEON Performance Solutions, LLC, Term Loan, 9.23%, (3 mo. USD LIBOR + 4.50%), 8/18/28	597	582,053
Groupe Solmax, Inc., Term Loan, 9.48%, (3 mo. USD LIBOR + 4.75%), 5/29/28	1,062	886,386
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 8/28/26	159	154,255
INEOS Styrolution US Holding, LLC, Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 1/29/26	1,502	1,479,593
INEOS US Finance, LLC, Term Loan, 11/8/27(9)	1,000	986,562
Kraton Corporation, Term Loan, 8.04%, (SOFR + 3.25%), 3/15/29	372	370,036
Lonza Group AG, Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 7/3/28	1,681	1,551,763
Messer Industries GmbH, Term Loan, 7.23%, (3 mo. USD LIBOR + 2.50%), 3/2/26	738	733,090
Momentive Performance Materials, Inc., Term Loan, 7.64%, (1 mo. USD LIBOR + 3.25%), 5/15/24	2,774	2,767,439
Olympus Water US Holding Corporation:
Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 11/9/28	1,487	1,431,301
Term Loan, 9.18%, (SOFR + 4.50%), 11/9/28	347	337,605
Orion Engineered Carbons GmbH, Term Loan, 6.98%, (3 mo. USD LIBOR + 2.25%), 9/24/28	296	291,066
Rohm Holding GmbH, Term Loan, 8.371%, (6 mo. USD LIBOR + 4.75%), 7/31/26	561	470,874
Starfruit Finco B.V., Term Loan, 7.165%, (3 mo. USD LIBOR + 2.75%), 10/1/25	1,158	1,144,807
Trinseo Materials Operating S.C.A.:
Term Loan, 6.384%, (1 mo. USD LIBOR + 2.00%), 9/6/24	1,300	1,265,930
Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 5/3/28	566	529,266
Tronox Finance, LLC:
Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 3/10/28	867	842,517
Term Loan, 7.83%, (SOFR + 3.25%), 4/4/29	722	714,836
W.R. Grace & Co.-Conn., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 9/22/28	2,846	2,801,333
		$ 23,651,507
Commercial Services & Supplies — 2.6%
Allied Universal Holdco, LLC, Term Loan, 8.173%, (1 mo. USD LIBOR + 3.75%), 5/12/28	$162	$ 154,354
Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Asplundh Tree Expert, LLC, Term Loan, 6.134%, (1 mo. USD LIBOR + 1.75%), 9/7/27	$709	$ 706,399
Clean Harbors, Inc., Term Loan, 6.384%, (1 mo. USD LIBOR + 2.00%), 10/8/28	371	370,373
Covanta Holding Corporation:
Term Loan, 6.823%, (SOFR + 2.50%), 11/30/28	1,575	1,565,393
Term Loan, 6.823%, (SOFR + 2.50%), 11/30/28	119	117,969
EnergySolutions, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/9/25	1,285	1,201,124
Garda World Security Corporation, Term Loan, 8.93%, (3 mo. USD LIBOR + 4.25%), 10/30/26	1,727	1,685,260
GFL Environmental, Inc., Term Loan, 7.415%, (3 mo. USD LIBOR + 3.00%), 5/30/25	2,228	2,230,960
Harsco Corporation, Term Loan, 6.688%, (1 mo. USD LIBOR + 2.25%), 3/10/28	246	230,757
LABL, Inc., Term Loan, 9.384%, (1 mo. USD LIBOR + 5.00%), 10/29/28	594	565,970
Monitronics International, Inc., Term Loan, 11.915%, (3 mo. USD LIBOR + 6.50%), 3/29/24	1,013	682,648
PECF USS Intermediate Holding III Corporation, Term Loan, 8.634%, (1 mo. USD LIBOR + 4.25%), 12/15/28	520	435,237
Phoenix Services International, LLC:
DIP Loan, 6.323%, (SOFR + 2.00%), 3/28/23(8)	73	72,779
DIP Loan, 16.323%, (SOFR + 12.00%), 9/29/23	101	100,679
Term Loan, 0.00%, 3/1/25(10)	544	65,394
Prime Security Services Borrower, LLC, Term Loan, 6.505%, (3 mo. USD LIBOR + 2.75%), 9/23/26	1,482	1,470,679
SITEL Worldwide Corporation, Term Loan, 8.14%, (1 mo. USD LIBOR + 3.75%), 8/28/28	1,901	1,881,928
Tempo Acquisition, LLC, Term Loan, 7.323%, (SOFR + 3.00%), 8/31/28	639	637,307
TruGreen Limited Partnership, Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 11/2/27	837	740,476
		$ 14,915,686
Communications Equipment — 0.3%
CommScope, Inc., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 4/6/26	$2,092	$ 1,977,550
		$ 1,977,550
Construction Materials — 0.6%
Quikrete Holdings, Inc.:
Term Loan, 7.009%, (1 mo. USD LIBOR + 2.63%), 2/1/27	$2,100	$ 2,081,604

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Construction Materials (continued)
Quikrete Holdings, Inc.: (continued)
Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 6/11/28	$1,589	$ 1,578,980
		$ 3,660,584
Containers & Packaging — 1.4%
Berlin Packaging, LLC, Term Loan, 7.912%, (USD LIBOR + 3.75%), 3/11/28(8)	$963	$ 928,512
Berry Global, Inc., Term Loan, 6.024%, (1 mo. USD LIBOR + 1.75%), 7/1/26	672	668,078
BWAY Holding Company, Term Loan, 7.37%, (1 mo. USD LIBOR + 3.25%), 4/3/24	1,332	1,302,387
Clydesdale Acquisition Holdings, Inc., Term Loan, 8.598%, (SOFR + 4.18%), 4/13/29	3,184	3,041,334
Pretium PKG Holdings, Inc., Term Loan, 7.989%, (3 mo. USD LIBOR + 4.00%), 10/2/28	495	395,823
Proampac PG Borrower, LLC, Term Loan, 7.87%, (USD LIBOR + 3.75%), 11/3/25(8)	868	833,616
Trident TPI Holdings, Inc.:
Term Loan, 8.599%, (USD LIBOR + 4.00%), 9/15/28(8)	74	71,165
Term Loan, 8.726%, (3 mo. USD LIBOR + 4.00%), 9/15/28	519	499,532
		$ 7,740,447
Distributors — 0.5%
Autokiniton US Holdings, Inc., Term Loan, 8.792%, (1 mo. USD LIBOR + 4.50%), 4/6/28	$1,133	$ 1,098,768
Phillips Feed Service, Inc., Term Loan, 11.354%, (1 mo. USD LIBOR + 7.00%), 11/13/24(4)	52	41,753
White Cap Buyer, LLC, Term Loan, 8.073%, (SOFR + 3.75%), 10/19/27	2,013	1,950,122
		$ 3,090,643
Diversified Consumer Services — 0.4%
KUEHG Corp., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 2/21/25	$1,995	$ 1,920,910
Sotheby's, Term Loan, 8.579%, (3 mo. USD LIBOR + 4.50%), 1/15/27	323	315,711
		$ 2,236,621
Diversified Telecommunication Services — 2.1%
Altice France S.A., Term Loan, 8.65%, (3 mo. USD LIBOR + 4.00%), 8/14/26	$480	$ 449,200
CenturyLink, Inc., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 3/15/27	1,084	1,030,941
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
GEE Holdings 2, LLC:
Term Loan, 12.729%, (3 mo. USD LIBOR + 8.00%), 3/24/25	$120	$ 120,074
Term Loan - Second Lien, 12.979%, (3 mo. USD LIBOR + 8.25%), 6.229% cash, 6.75% PIK, 3/23/26	260	195,528
Level 3 Financing, Inc., Term Loan, 6.134%, (1 mo. USD LIBOR + 1.75%), 3/1/27	2,575	2,474,348
Numericable Group S.A., Term Loan, 7.165%, (3 mo. USD LIBOR + 2.75%), 7/31/25	1,285	1,220,964
UPC Financing Partnership, Term Loan, 7.243%, (1 mo. USD LIBOR + 2.93%), 1/31/29	1,550	1,520,130
Virgin Media Bristol, LLC:
Term Loan, 6.818%, (1 mo. USD LIBOR + 2.50%), 1/31/28	2,725	2,683,275
Term Loan, 7.568%, (1 mo. USD LIBOR + 3.25%), 1/31/29	750	743,554
Ziggo Financing Partnership, Term Loan, 6.818%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,525	1,490,007
		$ 11,928,021
Electrical Equipment — 0.1%
AZZ, Inc., Term Loan, 8.673%, (SOFR + 4.25%), 5/13/29	$338	$ 338,002
		$ 338,002
Electronic Equipment, Instruments & Components — 1.1%
Chamberlain Group, Inc., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 11/3/28	$1,757	$ 1,662,432
Creation Technologies, Inc., Term Loan, 9.248%, (3 mo. USD LIBOR + 5.50%), 10/5/28	796	640,780
II-VI Incorporated, Term Loan, 7.134%, (3 mo. USD LIBOR + 2.75%), 7/2/29	808	802,750
Ingram Micro, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 6/30/28	492	486,473
Mirion Technologies, Inc., Term Loan, 7.48%, (6 mo. USD LIBOR + 2.75%), 10/20/28	569	560,296
Robertshaw US Holding Corp., Term Loan, 8.25%, (1 mo. USD LIBOR + 3.50%), 2/28/25	1,226	842,964
Verifone Systems, Inc., Term Loan, 8.359%, (3 mo. USD LIBOR + 4.00%), 8/20/25	1,671	1,536,912
		$ 6,532,607
Energy Equipment & Services — 0.1%
Ameriforge Group, Inc.:
Term Loan, 15.684%, (USD LIBOR + 13.00%), 12/29/23(8)(11)	$75	$ 37,333
Term Loan, 17.726%, (3 mo. USD LIBOR + 13.00%), 12.726% cash, 5.00% PIK, 12/31/23	593	294,068

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Energy Equipment & Services (continued)
Lealand Finance Company B.V., Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 5.384% cash, 3.00% PIK, 6/30/25	$250	$ 136,262
		$ 467,663
Engineering & Construction — 1.1%
Aegion Corporation, Term Loan, 9.134%, (1 mo. USD LIBOR + 4.75%), 5/17/28	$321	$ 300,678
Amentum Government Services Holdings, LLC, Term Loan, 8.639%, (SOFR + 4.00%), 2/15/29(8)	697	679,958
American Residential Services, LLC, Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 10/15/27	343	334,854
APi Group DE, Inc., Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 10/1/26	1,033	1,027,395
Centuri Group, Inc., Term Loan, 7.209%, (USD LIBOR + 2.50%), 8/27/28(8)	571	562,707
Northstar Group Services, Inc., Term Loan, 9.938%, (1 mo. USD LIBOR + 5.50%), 11/12/26	1,889	1,864,117
USIC Holdings, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 5/12/28	1,481	1,417,989
		$ 6,187,698
Entertainment — 1.6%
AMC Entertainment Holdings, Inc., Term Loan, 7.274%, (1 mo. USD LIBOR + 3.00%), 4/22/26	$987	$ 537,660
City Football Group Limited, Term Loan, 7.361%, (1 mo. USD LIBOR + 3.00%), 7/21/28	1,015	953,865
Creative Artists Agency, LLC, Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 11/27/26	1,237	1,229,820
Crown Finance US, Inc.:
DIP Loan, 14.407%, (SOFR + 10.00%), 9/7/23(8)	1,327	1,308,400
Term Loan, 0.00%, 9/30/26(10)	1,072	197,655
EP Purchaser, LLC, Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 11/6/28	347	344,336
Playtika Holding Corp., Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 3/13/28	2,342	2,241,099
Renaissance Holding Corp., Term Loan, 8.717%, (SOFR + 4.50%), 3/30/29	174	167,813
UFC Holdings, LLC, Term Loan, 7.11%, (3 mo. USD LIBOR + 2.75%), 4/29/26	2,096	2,072,723
		$ 9,053,371
Food Products — 0.3%
CHG PPC Parent, LLC, Term Loan, 7.438%, (1 mo. USD LIBOR + 3.00%), 12/8/28	$372	$ 361,022
Del Monte Foods, Inc., Term Loan, 8.671%, (SOFR + 4.25%), 5/16/29	1,000	972,500
Borrower/Description	Principal Amount (000's omitted)	Value
Food Products (continued)
Shearer's Foods, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 9/23/27	$244	$ 233,638
Sovos Brands Intermediate, Inc., Term Loan, 7.915%, (3 mo. USD LIBOR + 3.50%), 6/8/28	373	364,952
		$ 1,932,112
Gas Utilities — 0.5%
CQP Holdco, L.P., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 6/5/28	$2,789	$ 2,780,010
		$ 2,780,010
Health Care Equipment & Supplies — 1.0%
Bayou Intermediate II, LLC, Term Loan, 8.96%, (3 mo. USD LIBOR + 4.50%), 8/2/28	$520	$ 501,559
CryoLife, Inc., Term Loan, 8.342%, (SOFR + 3.50%), 6/1/27	356	331,312
Gloves Buyer, Inc., Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 12/29/27	370	332,660
ICU Medical, Inc., Term Loan, 7.194%, (SOFR + 2.50%), 1/8/29(8)	1,491	1,445,101
Journey Personal Care Corp., Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 3/1/28	1,677	1,234,673
Medline Borrower, L.P., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 10/23/28	2,011	1,914,162
		$ 5,759,467
Health Care Providers & Services — 4.7%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 9/7/28	$2,777	$ 2,742,250
BW NHHC Holdco, Inc.:
Term Loan, 12.008%, (SOFR + 7.50%), 1/15/26	153	145,560
Term Loan, 12.508%, (SOFR + 8.00%), 1/15/26	742	486,051
Cano Health, LLC, Term Loan, 8.423%, (SOFR + 4.00%), 11/23/27	1,034	831,451
CCRR Parent, Inc., Term Loan, 8.14%, (1 mo. USD LIBOR + 3.75%), 3/6/28	1,358	1,298,983
CHG Healthcare Services, Inc., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 9/29/28	864	847,262
Covis Finco S.a.r.l., Term Loan, 10.80%, (SOFR + 6.50%), 2/18/27	866	584,719
Ensemble RCM, LLC, Term Loan, 7.944%, (SOFR + 3.75%), 8/3/26	3,001	2,972,306
Envision Healthcare Corporation:
Term Loan, 12.605%, (SOFR + 7.88%), 3/31/27	408	365,233
Term Loan - Second Lien, 8.83%, (SOFR + 4.25%), 3/31/27	2,887	938,406

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
LSCS Holdings, Inc., Term Loan, 8.884%, (1 mo. USD LIBOR + 4.50%), 12/16/28	$1,114	$ 1,065,024
Medical Solutions Holdings, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 11/1/28	3,752	3,526,551
National Mentor Holdings, Inc.:
Term Loan, 8.328%, (USD LIBOR + 3.75%), 3/2/28(8)	1,381	970,323
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 3/2/28	39	27,137
Option Care Health, Inc., Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 10/27/28	347	344,695
Pacific Dental Services, LLC, Term Loan, 7.854%, (1 mo. USD LIBOR + 3.50%), 5/5/28	345	336,634
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 10.634%, (1 mo. USD LIBOR + 6.25%), 2/13/26	150	138,797
Phoenix Guarantor, Inc.:
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 3/5/26	939	882,867
Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 3/5/26	1,048	985,625
Radnet Management, Inc., Term Loan, 7.735%, (3 mo. USD LIBOR + 3.00%), 4/21/28	1,220	1,187,295
Select Medical Corporation, Term Loan, 6.89%, (1 mo. USD LIBOR + 2.50%), 3/6/25	1,469	1,445,697
Signify Health, LLC, Term Loan, 7.73%, (3 mo. USD LIBOR + 3.00%), 6/22/28	961	951,700
TTF Holdings, LLC, Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 3/31/28	367	362,817
U.S. Anesthesia Partners, Inc., Term Loan, 8.37%, (1 mo. USD LIBOR + 4.25%), 10/1/28	1,111	1,058,168
WP CityMD Bidco, LLC, Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 12/22/28	2,283	2,280,789
		$ 26,776,340
Health Care Technology — 1.7%
eResearchTechnology, Inc., Term Loan, 8.884%, (1 mo. USD LIBOR + 4.50%), 2/4/27	$172	$ 152,717
Imprivata, Inc.:
Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 12/1/27	2,165	2,088,871
Term Loan, 8.573%, (SOFR + 4.25%), 12/1/27	224	216,529
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 12/18/28	893	758,146
Term Loan - Second Lien, 11.134%, (1 mo. USD LIBOR + 6.75%), 12/17/29	575	443,289
Navicure, Inc., Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 10/22/26	1,761	1,737,755
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Technology (continued)
PointClickCare Technologies, Inc., Term Loan, 7.75%, (6 mo. USD LIBOR + 3.00%), 12/29/27	$368	$ 359,227
Project Ruby Ultimate Parent Corp., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 3/10/28	1,183	1,120,916
Symplr Software, Inc., Term Loan, 8.694%, (SOFR + 4.50%), 12/22/27	1,279	1,074,293
Verscend Holding Corp., Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 8/27/25	1,689	1,682,845
		$ 9,634,588
Hotels, Restaurants & Leisure — 4.0%
Bally's Corporation, Term Loan, 7.542%, (1 mo. USD LIBOR + 3.25%), 10/2/28	$1,488	$ 1,386,306
Carnival Corporation:
Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 6/30/25	270	259,345
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 10/18/28	2,153	2,020,466
ClubCorp Holdings, Inc., Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 9/18/24	1,741	1,576,996
Fertitta Entertainment, LLC, Term Loan, 8.323%, (SOFR + 4.00%), 1/27/29	1,492	1,420,656
Great Canadian Gaming Corporation, Term Loan, 11/1/26(9)	1,500	1,476,874
GVC Holdings (Gibraltar) Limited, Term Loan, 8.18%, (SOFR + 3.50%), 10/31/29	2,050	2,043,594
Hilton Grand Vacations Borrower, LLC, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 8/2/28	642	638,585
IRB Holding Corp., Term Loan, 7.317%, (SOFR + 3.00%), 12/15/27	1,268	1,230,705
Playa Resorts Holding B.V., Term Loan, 8.576%, (SOFR + 4.25%), 1/5/29	1,300	1,269,125
Scientific Games International, Inc., Term Loan, 7.417%, (SOFR + 3.00%), 4/14/29	2,488	2,460,553
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.438%, (1 mo. USD LIBOR + 3.00%), 8/25/28	1,189	1,170,777
Stars Group Holdings B.V. (The):
Term Loan, 6.98%, (3 mo. USD LIBOR + 2.25%), 7/21/26	2,671	2,640,977
Term Loan, 8.092%, (SOFR + 3.25%), 7/22/28	1,322	1,317,392
Travel Leaders Group, LLC, Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 1/25/24	1,992	1,837,693
		$ 22,750,044
Household Durables — 0.8%
Libbey Glass, Inc., Term Loan, 12.951%, (SOFR + 8.50%), 11/22/27	$1,904	$ 1,780,451

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Household Durables (continued)
Serta Simmons Bedding, LLC:
Term Loan, 12.269%, (3 mo. USD LIBOR + 7.50%), 8/10/23	$868	$ 859,882
Term Loan - Second Lien, 12.269%, (3 mo. USD LIBOR + 7.50%), 8/10/23	2,869	1,360,071
Solis IV B.V., Term Loan, 7.859%, (SOFR + 3.50%), 2/26/29	374	331,184
		$ 4,331,588
Household Products — 0.7%
Diamond (BC) B.V., Term Loan, 7.165%, (3 mo. USD LIBOR + 2.75%), 9/29/28	$2,477	$ 2,399,447
Energizer Holdings, Inc., Term Loan, 6.625%, (1 mo. USD LIBOR + 2.25%), 12/22/27	631	620,571
Kronos Acquisition Holdings, Inc.:
Term Loan, 8.485%, (3 mo. USD LIBOR + 3.75%), 12/22/26	735	701,650
Term Loan, 10.509%, (SOFR + 6.00%), 12/22/26	347	336,971
		$ 4,058,639
Independent Power and Renewable Electricity Producers — 0.0%(3)
Longview Power, LLC, Term Loan, 13.674%, (3 mo. USD LIBOR + 10.00%), 7/30/25	$71	$ 69,547
		$ 69,547
Industrial Conglomerates — 0.2%
SPX Flow, Inc., Term Loan, 8.923%, (SOFR + 4.50%), 4/5/29	$1,272	$ 1,186,760
		$ 1,186,760
Insurance — 1.9%
Alliant Holdings Intermediate, LLC:
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$459	$ 453,846
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 5/9/25	362	357,713
Term Loan, 7.854%, (1 mo. USD LIBOR + 3.50%), 11/6/27	987	966,703
AssuredPartners, Inc.:
Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 2/12/27	1,229	1,197,223
Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 2/12/27	990	962,411
Hub International Limited:
Term Loan, 7.327%, (3 mo. USD LIBOR + 3.00%), 4/25/25	1,145	1,134,011
Term Loan, 7.528%, (3 mo. USD LIBOR + 3.25%), 4/25/25	977	970,007
Borrower/Description	Principal Amount (000's omitted)	Value
Insurance (continued)
NFP Corp., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 2/15/27	$2,330	$ 2,234,801
Ryan Specialty Group, LLC, Term Loan, 7.423%, (SOFR + 3.00%), 9/1/27	635	632,463
USI, Inc.:
Term Loan, 7.98%, (3 mo. USD LIBOR + 3.25%), 12/2/26	994	988,442
Term Loan, 8.33%, (SOFR + 3.75%), 11/22/29	1,000	991,969
		$ 10,889,589
Interactive Media & Services — 0.5%
Buzz Finco, LLC, Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 1/29/27	$33	$ 33,298
Camelot U.S. Acquisition, LLC, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 10/30/26	443	436,957
Foundational Education Group, Inc., Term Loan, 8.592%, (SOFR + 3.75%), 8/31/28	1,411	1,269,675
Getty Images, Inc., Term Loan, 8.938%, (1 mo. USD LIBOR + 4.50%), 2/19/26	894	890,495
Match Group, Inc., Term Loan, 6.488%, (3 mo. USD LIBOR + 1.75%), 2/13/27	525	516,141
		$ 3,146,566
Internet & Direct Marketing Retail — 0.5%
Adevinta ASA, Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 6/26/28	$662	$ 656,792
CNT Holdings I Corp., Term Loan, 7.239%, (SOFR + 3.50%), 11/8/27	1,602	1,553,456
Hoya Midco, LLC, Term Loan, 7.573%, (SOFR + 3.25%), 2/3/29	671	664,740
		$ 2,874,988
IT Services — 4.0%
Asurion, LLC:
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$2,940	$ 2,624,476
Term Loan, 8.68%, (SOFR + 4.00%), 8/19/28	573	514,784
Term Loan - Second Lien, 9.634%, (1 mo. USD LIBOR + 5.25%), 1/31/28	930	729,585
Cyxtera DC Holdings, Inc., Term Loan, 7.36%, (3 mo. USD LIBOR + 3.00%), 5/1/24	2,984	2,541,606
Endure Digital, Inc., Term Loan, 7.717%, (1 mo. USD LIBOR + 3.50%), 2/10/28	2,911	2,626,929
Gainwell Acquisition Corp., Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 10/1/27	4,071	3,862,778
Go Daddy Operating Company, LLC:
Term Loan, 6.384%, (1 mo. USD LIBOR + 2.00%), 8/10/27	707	702,015

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
Go Daddy Operating Company, LLC: (continued)
Term Loan, 7.573%, (SOFR + 3.25%), 10/21/29	$984	$ 983,723
Indy US Bidco, LLC, Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 3/5/28	442	386,516
Informatica, LLC, Term Loan, 7.188%, (1 mo. USD LIBOR + 2.75%), 10/27/28	3,151	3,103,920
NAB Holdings, LLC, Term Loan, 7.73%, (SOFR + 3.00%), 11/23/28	3,099	3,025,609
Rackspace Technology Global, Inc., Term Loan, 7.38%, (3 mo. USD LIBOR + 2.75%), 2/15/28	2,353	1,481,393
WEX, Inc., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 3/31/28	295	293,483
		$ 22,876,817
Leisure Products — 0.4%
Fender Musical Instruments Corporation, Term Loan, 8.417%, (SOFR + 4.00%), 12/1/28	$272	$ 220,662
Hayward Industries, Inc., Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 5/30/28	1,510	1,456,104
SRAM, LLC, Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 5/18/28	601	586,888
		$ 2,263,654
Life Sciences Tools & Services — 1.1%
Avantor Funding, Inc., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 11/8/27	$1,038	$ 1,035,202
Cambrex Corporation, Term Loan, 7.923%, (SOFR + 3.50%), 12/4/26	169	164,317
Curia Global, Inc., Term Loan, 8.165%, (3 mo. USD LIBOR + 3.75%), 8/30/26	147	121,407
ICON Luxembourg S.a.r.l., Term Loan, 7.00%, (3 mo. USD LIBOR + 2.25%), 7/3/28	2,690	2,684,908
Loire Finco Luxembourg S.a.r.l., Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 4/21/27	244	229,495
Packaging Coordinators Midco, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 11/30/27	222	210,898
PRA Health Sciences, Inc., Term Loan, 7.00%, (3 mo. USD LIBOR + 2.25%), 7/3/28	670	668,947
Sotera Health Holdings, LLC, Term Loan, 7.165%, (3 mo. USD LIBOR + 2.75%), 12/11/26	1,125	1,045,547
		$ 6,160,721
Machinery — 3.6%
AI Aqua Merger Sub, Inc., Term Loan, 7.967%, (SOFR + 3.75%), 7/31/28	$1,741	$ 1,641,128
Albion Financing 3 S.a.r.l., Term Loan, 9.575%, (3 mo. USD LIBOR + 5.25%), 8/17/26	1,262	1,198,086
Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Ali Group North America Corporation, Term Loan, 6.438%, (1 mo. USD LIBOR + 2.00%), 7/30/29	$1,128	$ 1,120,619
Alliance Laundry Systems, LLC, Term Loan, 7.409%, (3 mo. USD LIBOR + 3.50%), 10/8/27	1,163	1,141,334
American Trailer World Corp., Term Loan, 8.173%, (SOFR + 3.75%), 3/3/28	748	650,340
Apex Tool Group, LLC, Term Loan, 9.667%, (SOFR + 5.25%), 2/8/29	746	647,429
Clark Equipment Company, Term Loan, 7.18%, (SOFR + 2.50%), 4/20/29	645	637,222
Conair Holdings, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/17/28	1,062	897,020
CPM Holdings, Inc., Term Loan, 7.62%, (1 mo. USD LIBOR + 3.50%), 11/17/25	1,428	1,407,044
Delachaux Group S.A., Term Loan, 8.915%, (3 mo. USD LIBOR + 4.50%), 4/16/26	351	317,316
Engineered Machinery Holdings, Inc., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.50%), 5/19/28	1,851	1,795,617
Filtration Group Corporation, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 10/21/28	1,090	1,072,755
Gates Global, LLC, Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 3/31/27	1,382	1,355,557
Granite Holdings US Acquisition Co., Term Loan, 8.75%, (3 mo. USD LIBOR + 4.00%), 9/30/26	1,356	1,357,116
Icebox Holdco III, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 12/22/28	1,440	1,335,492
Madison IAQ, LLC, Term Loan, 7.988%, (3 mo. USD LIBOR + 3.25%), 6/21/28	2,459	2,290,704
Penn Engineering & Manufacturing Corp., Term Loan, 7.23%, (3 mo. USD LIBOR + 2.50%), 6/27/24	131	131,140
Titan Acquisition Limited, Term Loan, 8.151%, (6 mo. USD LIBOR + 3.00%), 3/28/25	1,151	1,078,839
Vertical US Newco, Inc., Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 7/30/27	295	284,524
		$ 20,359,282
Media — 1.9%
Diamond Sports Group, LLC:
Term Loan, 12.317%, (SOFR + 8.10%), 5/25/26	$353	$ 331,562
Term Loan - Second Lien, 7.567%, (SOFR + 3.25%), 8/24/26	1,226	159,361
Hubbard Radio, LLC, Term Loan, 8.64%, (1 mo. USD LIBOR + 4.25%), 3/28/25	380	337,594
iHeartCommunications, Inc.:
Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 5/1/26	438	402,845
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 5/1/26	223	206,531

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Media (continued)
Magnite, Inc., Term Loan, 9.327%, (USD LIBOR + 5.00%), 4/28/28(8)	$937	$ 885,450
Mission Broadcasting, Inc., Term Loan, 6.62%, (1 mo. USD LIBOR + 2.50%), 6/2/28	272	269,899
MJH Healthcare Holdings, LLC, Term Loan, 7.923%, (SOFR + 3.50%), 1/28/29	248	239,441
Nexstar Broadcasting, Inc., Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 9/18/26	1,795	1,783,091
Recorded Books, Inc., Term Loan, 8.323%, (SOFR + 4.00%), 8/29/25	1,188	1,165,163
Sinclair Television Group, Inc.:
Term Loan, 6.89%, (1 mo. USD LIBOR + 2.50%), 9/30/26	1,456	1,392,407
Term Loan, 7.39%, (1 mo. USD LIBOR + 3.00%), 4/1/28	1,789	1,708,967
Univision Communications, Inc.:
Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 3/15/24	219	218,784
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 3/15/26	2,016	1,987,853
		$ 11,088,948
Metals/Mining — 0.4%
American Consolidated Natural Resources, Inc., Term Loan, 20.327%, (1 mo. USD LIBOR + 16.00%), 17.327% cash, 3.00% PIK, 9/16/25	$24	$ 24,100
Dynacast International, LLC, Term Loan, 9.199%, (3 mo. USD LIBOR + 4.50%), 7/22/25	854	744,643
WireCo WorldGroup, Inc., Term Loan, 8.938%, (3 mo. USD LIBOR + 4.25%), 11/13/28	402	392,460
Zekelman Industries, Inc., Term Loan, 6.729%, (3 mo. USD LIBOR + 2.00%), 1/24/27	1,199	1,173,835
		$ 2,335,038
Oil, Gas & Consumable Fuels — 0.9%
Centurion Pipeline Company, LLC, Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 9/28/25	$148	$ 145,656
Freeport LNG Investments, LLP, Term Loan, 7.743%, (3 mo. USD LIBOR + 3.50%), 12/21/28	1,059	1,007,609
GIP II Blue Holding, L.P., Term Loan, 9.23%, (3 mo. USD LIBOR + 4.50%), 9/29/28	929	922,339
ITT Holdings, LLC, Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 7/10/28	993	982,796
Oryx Midstream Services Permian Basin, LLC, Term Loan, 7.924%, (3 mo. USD LIBOR + 3.25%), 10/5/28	662	654,924
Oxbow Carbon, LLC, Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 10/17/25	222	221,043
Borrower/Description	Principal Amount (000's omitted)	Value
Oil, Gas & Consumable Fuels (continued)
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 12.384%, (1 mo. USD LIBOR + 8.00%), 8/27/26	$215	$ 214,173
UGI Energy Services, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 8/13/26	748	746,406
		$ 4,894,946
Pharmaceuticals — 1.9%
Akorn, Inc., Term Loan, 11.243%, (3 mo. USD LIBOR + 7.50%), 10/1/25(4)	$248	$ 124,867
Amneal Pharmaceuticals, LLC, Term Loan, 8.092%, (USD LIBOR + 3.50%), 5/4/25(8)	2,054	1,849,214
Bausch Health Companies, Inc., Term Loan, 9.667%, (SOFR + 5.25%), 2/1/27	3,372	2,613,015
Horizon Therapeutics USA, Inc., Term Loan, 6.438%, (1 mo. USD LIBOR + 2.00%), 5/22/26	668	668,586
Jazz Financing Lux S.a.r.l., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 5/5/28	2,787	2,766,969
Mallinckrodt International Finance S.A.:
Term Loan, 9.986%, (3 mo. USD LIBOR + 5.25%), 9/30/27	3,529	2,686,300
Term Loan, 10.236%, (3 mo. USD LIBOR + 5.50%), 9/30/27	380	289,245
		$ 10,998,196
Professional Services — 2.0%
APFS Staffing Holdings, Inc., Term Loan, 8.136%, (SOFR + 4.00%), 12/29/28(8)	$248	$ 237,580
Brown Group Holding, LLC, Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 6/7/28	391	384,866
Camelot U.S. Acquisition, LLC, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 10/30/26	1,172	1,158,171
CoreLogic, Inc., Term Loan, 7.938%, (1 mo. USD LIBOR + 3.50%), 6/2/28	2,585	2,163,995
Corporation Service Company, Term Loan, 7.673%, (SOFR + 3.25%), 11/2/29	325	322,562
Deerfield Dakota Holding, LLC, Term Loan, 8.073%, (SOFR + 3.75%), 4/9/27	1,089	1,019,327
EAB Global, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 8/16/28	1,358	1,309,938
Employbridge Holding Company, Term Loan, 9.494%, (3 mo. USD LIBOR + 4.75%), 7/19/28	1,136	939,730
Rockwood Service Corporation, Term Loan, 8.634%, (1 mo. USD LIBOR + 4.25%), 1/23/27	907	896,885
Trans Union, LLC:
Term Loan, 6.134%, (1 mo. USD LIBOR + 1.75%), 11/16/26	1,081	1,068,172
Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 12/1/28	1,354	1,342,332

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services (continued)
Vaco Holdings, LLC, Term Loan, 9.73%, (SOFR + 5.00%), 1/21/29	$743	$ 717,905
		$ 11,561,463
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$515	$ 504,612
RE/MAX International, Inc., Term Loan, 6.938%, (1 mo. USD LIBOR + 2.50%), 7/21/28	1,157	1,080,699
		$ 1,585,311
Road & Rail — 1.6%
Grab Holdings, Inc., Term Loan, 8.89%, (1 mo. USD LIBOR + 4.50%), 1/29/26	$2,114	$ 2,093,609
Hertz Corporation (The):
Term Loan, 7.63%, (1 mo. USD LIBOR + 3.25%), 6/30/28	767	754,185
Term Loan, 7.63%, (1 mo. USD LIBOR + 3.25%), 6/30/28	147	144,299
Kenan Advantage Group, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 3/24/26	1,446	1,411,944
PODS, LLC, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 3/31/28	1,577	1,498,974
Uber Technologies, Inc., Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 4/4/25	3,335	3,337,474
		$ 9,240,485
Semiconductors & Semiconductor Equipment — 1.2%
Altar Bidco, Inc., Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29(8)	$3,040	$ 2,913,221
Bright Bidco B.V., Term Loan, 12.094%, (SOFR + 8.00%), 10/31/27	209	183,152
MKS Instruments, Inc., Term Loan, 7.171%, (SOFR + 2.75%), 8/17/29	3,332	3,299,226
Ultra Clean Holdings, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 8/27/25	507	505,568
		$ 6,901,167
Software — 15.6%
Applied Systems, Inc., Term Loan, 9.08%, (SOFR + 4.50%), 9/18/26	$3,798	$ 3,788,204
AppLovin Corporation, Term Loan, 9.75%, (USD Prime + 2.25%), 8/15/25	3,705	3,576,637
Aptean, Inc., Term Loan, 8.985%, (3 mo. USD LIBOR + 4.25%), 4/23/26	3,140	3,014,570
Astra Acquisition Corp.:
Term Loan, 9.634%, (1 mo. USD LIBOR + 5.25%), 10/25/28	876	779,360
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Astra Acquisition Corp.: (continued)
Term Loan - Second Lien, 13.259%, (1 mo. USD LIBOR + 8.88%), 10/25/29	$1,375	$ 1,237,203
Banff Merger Sub, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 10/2/25	2,032	1,948,961
Cast and Crew Payroll, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 2/9/26	995	984,635
CDK Global, Inc., Term Loan, 9.08%, (SOFR + 4.50%), 7/6/29	3,000	2,979,609
CentralSquare Technologies, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 8/29/25	491	425,848
Ceridian HCM Holding, Inc., Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 4/30/25	2,035	2,006,711
Cloudera, Inc.:
Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 10/8/28	1,635	1,554,403
Term Loan - Second Lien, 10.384%, (1 mo. USD LIBOR + 6.00%), 10/8/29	600	503,250
Constant Contact, Inc., Term Loan, 7.909%, (3 mo. USD LIBOR + 4.00%), 2/10/28	1,136	1,009,268
Cornerstone OnDemand, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 10/16/28	1,067	957,576
Delta TopCo, Inc., Term Loan, 8.154%, (3 mo. USD LIBOR + 3.75%), 12/1/27	862	797,952
E2open, LLC, Term Loan, 7.685%, (1 mo. USD LIBOR + 3.50%), 2/4/28	1,558	1,535,258
ECI Macola Max Holding, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 11/9/27	2,341	2,249,996
Epicor Software Corporation, Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 7/30/27	3,187	3,071,441
Finastra USA, Inc.:
Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 6/13/24	3,564	3,161,907
Term Loan - Second Lien, 10.621%, (3 mo. USD LIBOR + 7.25%), 6/13/25	1,000	751,944
Fiserv Investment Solutions, Inc., Term Loan, 8.325%, (1 mo. USD LIBOR + 4.00%), 2/18/27	390	371,231
GoTo Group, Inc., Term Loan, 9.139%, (1 mo. USD LIBOR + 4.75%), 8/31/27	2,089	1,350,658
Greeneden U.S. Holdings II, LLC, Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 12/1/27	491	472,705
Hyland Software, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 7/1/24	3,452	3,409,380
IGT Holding IV AB, Term Loan, 8.13%, (3 mo. USD LIBOR + 3.40%), 3/31/28	1,081	1,061,837
Imperva, Inc., Term Loan, 8.592%, (3 mo. USD LIBOR + 4.00%), 1/12/26	366	300,952

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Ivanti Software, Inc., Term Loan, 9.011%, (3 mo. USD LIBOR + 4.25%), 12/1/27	$1,555	$ 1,242,353
MA FinanceCo., LLC, Term Loan, 8.973%, (3 mo. USD LIBOR + 4.25%), 6/5/25	1,201	1,201,389
Magenta Buyer, LLC:
Term Loan, 9.17%, (3 mo. USD LIBOR + 4.75%), 7/27/28	3,994	3,440,242
Term Loan - Second Lien, 12.67%, (3 mo. USD LIBOR + 8.25%), 7/27/29	1,475	1,165,250
Marcel LUX IV S.a.r.l.:
Term Loan, 7.665%, (SOFR + 3.25%), 3/15/26	2,135	2,108,680
Term Loan, 8.415%, (SOFR + 4.00%), 12/31/27	61	60,642
Maverick Bidco, Inc., Term Loan, 8.165%, (3 mo. USD LIBOR + 3.75%), 5/18/28	619	588,043
McAfee, LLC, Term Loan, 7.974%, (SOFR + 3.75%), 3/1/29	2,562	2,395,587
Mediaocean, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 12/15/28	521	476,772
MH Sub I, LLC, Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 9/13/24	321	312,205
Mitnick Corporate Purchaser, Inc., Term Loan, 8.944%, (SOFR + 4.75%), 5/2/29	424	398,236
NortonLifeLock, Inc., Term Loan, 6.423%, (SOFR + 2.00%), 9/12/29	775	763,617
Open Text Corporation, Term Loan, 11/16/29(9)	1,325	1,294,912
Panther Commercial Holdings, L.P., Term Loan, 8.665%, (3 mo. USD LIBOR + 4.25%), 1/7/28	1,601	1,448,324
Polaris Newco, LLC, Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 6/2/28	1,550	1,418,095
Proofpoint, Inc., Term Loan, 7.985%, (3 mo. USD LIBOR + 3.25%), 8/31/28	3,319	3,198,174
Quest Software US Holdings, Inc., Term Loan, 8.494%, (SOFR + 4.25%), 2/1/29	2,494	1,934,215
RealPage, Inc., Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 4/24/28	2,271	2,165,637
Redstone Holdco 2 L.P., Term Loan, 9.108%, (3 mo. USD LIBOR + 4.75%), 4/27/28	2,074	1,450,588
Sabre GLBL, Inc.:
Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 12/17/27	760	690,477
Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 12/17/27	477	433,156
Seattle Spinco, Inc., Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,269	1,264,577
SkillSoft Corporation, Term Loan, 9.582%, (SOFR + 5.25%), 7/14/28	636	533,172
SolarWinds Holdings, Inc., Term Loan, 8.323%, (SOFR + 4.00%), 2/5/27	1,625	1,608,750
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Sophia, L.P., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 10/7/27	$2,959	$ 2,864,141
Sovos Compliance, LLC, Term Loan, 8.884%, (1 mo. USD LIBOR + 4.50%), 8/11/28	1,090	1,005,622
SS&C Technologies, Inc.:
Term Loan, 6.673%, (SOFR + 2.25%), 3/22/29	221	217,624
Term Loan, 6.673%, (SOFR + 2.25%), 3/22/29	333	327,910
SurveyMonkey, Inc., Term Loan, 8.14%, (1 mo. USD LIBOR + 3.75%), 10/10/25	774	750,335
Turing Midco, LLC, Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 3/24/28	281	279,554
Ultimate Software Group, Inc. (The):
Term Loan, 6.998%, (3 mo. USD LIBOR + 3.25%), 5/4/26	2,419	2,303,967
Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 5/4/26	1,306	1,260,993
Term Loan - Second Lien, 8.998%, (2 mo. USD LIBOR + 5.25%), 5/3/27	500	461,875
Veritas US, Inc., Term Loan, 9.73%, (3 mo. USD LIBOR + 5.00%), 9/1/25	1,267	906,158
Vision Solutions, Inc., Term Loan, 8.358%, (3 mo. USD LIBOR + 4.00%), 4/24/28	988	822,454
VS Buyer, LLC, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 2/28/27	3,263	3,183,935
		$ 89,279,157
Specialty Retail — 2.1%
David's Bridal, Inc.:
Term Loan, 10.42%, (3 mo. USD LIBOR + 6.00%), 12/31/24	$297	$ 282,281
Term Loan, 14.28%, (3 mo. USD LIBOR + 10.00%), 9.28% cash, 5.00% PIK, 6/23/23	248	240,784
Great Outdoors Group, LLC, Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 3/6/28	2,532	2,441,398
Harbor Freight Tools USA, Inc., Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 10/19/27	3,325	3,179,863
Les Schwab Tire Centers, Term Loan, 6.58%, (3 mo. USD LIBOR + 3.25%), 11/2/27	3,659	3,631,907
LIDS Holdings, Inc., Term Loan, 10.106%, (SOFR + 5.50%), 12/14/26(8)	372	349,562
Mattress Firm, Inc., Term Loan, 8.44%, (6 mo. USD LIBOR + 4.25%), 9/25/28	952	815,117
PetSmart, Inc., Term Loan, 8.13%, (1 mo. USD LIBOR + 3.75%), 2/11/28	853	838,477
		$ 11,779,389

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Thrifts & Mortgage Finance — 0.3%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(10)	$1,375	$ 151,284
Walker & Dunlop, Inc.:
Term Loan, 12/17/29(9)	725	717,750
Term Loan, 6.673%, (SOFR + 2.25%), 12/16/28	891	875,408
		$ 1,744,442
Trading Companies & Distributors — 1.9%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 6.103%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$1,493	$ 1,489,485
Term Loan, 6.603%, (1 mo. USD LIBOR + 2.25%), 12/1/27	1,103	1,101,553
Beacon Roofing Supply, Inc., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 5/19/28	665	659,681
Core & Main L.P., Term Loan, 7.06%, (USD LIBOR + 2.50%), 7/27/28(8)	1,012	1,001,813
DXP Enterprises, Inc., Term Loan, 9.955%, (6 mo. USD LIBOR + 5.25%), 12/16/27	642	616,128
Electro Rent Corporation, Term Loan, 10.271%, (SOFR + 5.50%), 11/1/24	1,852	1,787,622
Hillman Group, Inc. (The):
Term Loan, 3.097%, (1 mo. USD LIBOR + 2.75%), 7/14/28(11)	46	45,150
Term Loan, 7.139%, (1 mo. USD LIBOR + 2.75%), 7/14/28	191	186,331
Park River Holdings, Inc., Term Loan, 6.993%, (3 mo. USD LIBOR + 3.25%), 12/28/27	394	346,348
Spin Holdco, Inc., Term Loan, 7.144%, (3 mo. USD LIBOR + 4.00%), 3/4/28	3,025	2,580,617
SRS Distribution, Inc.:
Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 6/2/28	716	684,257
Term Loan, 7.923%, (SOFR + 3.50%), 6/2/28	323	308,854
		$ 10,807,839
Transportation Infrastructure — 0.2%
Brown Group Holding, LLC, Term Loan, 7.925%, (SOFR + 3.75%), 7/2/29(8)	$224	$ 224,057
KKR Apple Bidco, LLC, Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 9/23/28	1,141	1,126,630
		$ 1,350,687
Borrower/Description	Principal Amount (000's omitted)	Value
Wireless Telecommunication Services — 0.2%
Digicel International Finance Limited, Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 5/28/24	$1,371	$ 1,157,227
		$ 1,157,227
Total Senior Floating-Rate Loans (identified cost $500,820,020)		$470,228,746

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(5)(6)	118,649	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(4)(5)(6)	3,427	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 6.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(12)	36,449,245	$ 36,449,245
Total Short-Term Investments (identified cost $36,449,245)		$ 36,449,245
Total Investments — 99.6% (identified cost $611,781,914)		$570,302,462
Less Unfunded Loan Commitments — (0.0)%(3)		$ (49,993)
Net Investments — 99.6% (identified cost $611,731,921)		$570,252,469
Other Assets, Less Liabilities — 0.4%		$ 2,584,011
Net Assets — 100.0%		$572,836,480

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $57,793,398 or 10.1% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(3)	Amount is less than 0.05% or (0.05)%, as applicable.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	The stated interest rate represents the weighted average interest rate at December 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(9)	This Senior Loan will settle after December 31, 2022, at which time the interest rate will be determined.
(10)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(11)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2022, the total value of unfunded loan commitments is $45,190. See Note 1F for description.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
Abbreviations:
DIP	– Debtor In Possession
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Statement of Assets and Liabilities

December 31, 2022
Assets
Unaffiliated investments, at value (identified cost $575,282,676)	$ 533,803,224
Affiliated investment, at value (identified cost $36,449,245)	36,449,245
Cash	5,390,921
Interest and dividends receivable	3,122,999
Dividends receivable from affiliated investment	121,615
Receivable for investments sold	1,462,037
Receivable for Fund shares sold	462,979
Prepaid upfront fees on notes payable	14,557
Prepaid expenses	8,195
Total assets	$580,835,772
Liabilities
Payable for investments purchased	$ 6,821,138
Payable for Fund shares redeemed	310,261
Payable to affiliates:
Investment adviser fee	275,696
Distribution fees	121,136
Trustees' fees	11,305
Payable for shareholder servicing fees	203,215
Accrued expenses	256,541
Total liabilities	$ 7,999,292
Net Assets	$572,836,480
Sources of Net Assets
Paid-in capital	$ 646,759,923
Accumulated loss	(73,923,443)
Net Assets	$572,836,480
Initial Class Shares
Net Assets	$ 568,516,784
Shares Outstanding	67,348,621
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.44
Advisers Class Shares
Net Assets	$ 4,318,759
Shares Outstanding	511,058
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.45
Institutional Class Shares
Net Assets	$ 937
Shares Outstanding	111
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.44

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Statement of Operations

Year Ended
December 31, 2022
Investment Income
Dividend income	$ 231,253
Dividend income from affiliated investments	526,221
Interest and other income	34,407,255
Total investment income	$ 35,164,729
Expenses
Investment adviser fee	$ 3,539,878
Distribution fees:
Initial Class	1,527,795
Shareholder servicing fees:
Initial Class	1,561,966
ADV Class	11,538
Trustees’ fees and expenses	42,685
Custodian fee	186,539
Transfer and dividend disbursing agent fees	11,995
Legal and accounting services	96,567
Printing and postage	7,587
Interest expense and fees	234,060
Miscellaneous	32,161
Total expenses	$ 7,252,771
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 34,472
Total expense reductions	$ 34,472
Net expenses	$ 7,218,299
Net investment income	$ 27,946,430
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (9,856,916)
Investment transactions - affiliated investment	534
Net realized loss	$ (9,856,382)
Change in unrealized appreciation (depreciation):
Investments	$ (38,023,675)
Investments - affiliated investment	1,550
Net change in unrealized appreciation (depreciation)	$(38,022,125)
Net realized and unrealized loss	$(47,878,507)
Net decrease in net assets from operations	$(19,932,077)

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Statements of Changes in Net Assets

	Year Ended December 31,
	2022	2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 27,946,430	$ 16,259,372
Net realized gain (loss)	(9,856,382)	589,626
Net change in unrealized appreciation (depreciation)	(38,022,125)	2,562,073
Net increase (decrease) in net assets from operations	$ (19,932,077)	$ 19,411,071
Distributions to shareholders:
Initial Class	$ (27,730,965)	$ (16,134,338)
ADV Class	(218,589)	(124,515)
Institutional Class	(49)	(34)
Total distributions to shareholders	$ (27,949,603)	$ (16,258,887)
Transactions in shares of beneficial interest:
Initial Class	$ 2,444,990	$ 115,068,558
ADV Class	394,037	117,713
Net increase in net assets from Fund share transactions	$ 2,839,027	$115,186,271
Net increase (decrease) in net assets	$ (45,042,653)	$118,338,455
Net Assets
At beginning of year	$ 617,879,133	$ 499,540,678
At end of year	$572,836,480	$617,879,133

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Financial Highlights

	Initial Class
	Year Ended December 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.090	$ 9.030	$ 9.150	$ 8.920	$ 9.270
Income (Loss) From Operations
Net investment income(1)	$ 0.395	$ 0.264	$ 0.291	$ 0.393	$ 0.352
Net realized and unrealized gain (loss)	(0.645)	0.060	(0.122)	0.230	(0.352)
Total income (loss) from operations	$ (0.250)	$ 0.324	$ 0.169	$ 0.623	$ —
Less Distributions
From net investment income	$ (0.400)	$ (0.264)	$ (0.289)	$ (0.393)	$ (0.350)
Total distributions	$ (0.400)	$ (0.264)	$ (0.289)	$ (0.393)	$ (0.350)
Net asset value — End of year	$ 8.440	$ 9.090	$ 9.030	$ 9.150	$ 8.920
Total Return(2)(3)	(2.74)%	3.63%	2.00%	7.08%	(0.07)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$568,517	$613,623	$495,426	$641,189	$712,486
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.17% (4)	1.17%	1.20%	1.19%	1.17%
Net investment income	4.53%	2.90%	3.33%	4.31%	3.79%
Portfolio Turnover	32%	35%	33%	29%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended December 31, 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Financial Highlights — continued

	ADV Class
	Year Ended December 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.090	$ 9.040	$ 9.160	$ 8.920	$ 9.280
Income (Loss) From Operations
Net investment income(1)	$ 0.422	$ 0.287	$ 0.316	$ 0.414	$ 0.374
Net realized and unrealized gain (loss)	(0.639)	0.050	(0.125)	0.242	(0.360)
Total income (loss) from operations	$(0.217)	$ 0.337	$ 0.191	$ 0.656	$ 0.014
Less Distributions
From net investment income	$ (0.423)	$ (0.287)	$ (0.311)	$ (0.416)	$ (0.374)
Total distributions	$(0.423)	$(0.287)	$(0.311)	$(0.416)	$(0.374)
Net asset value — End of year	$ 8.450	$ 9.090	$ 9.040	$ 9.160	$ 8.920
Total Return(2)(3)	(2.37)%	3.77%	2.26%	7.47%	0.07%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 4,319	$ 4,255	$ 4,114	$ 6,424	$ 4,324
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.92% (4)	0.92%	0.95%	0.94%	0.92%
Net investment income	4.84%	3.16%	3.60%	4.53%	4.03%
Portfolio Turnover	32%	35%	33%	29%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended December 31, 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Financial Highlights — continued

	Institutional Class
	Year Ended December 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.090	$ 9.030	$ 9.150	$ 8.920	$ 9.270
Income (Loss) From Operations
Net investment income(1)	$ 0.441	$ 0.303	$ 0.343	$ 0.441	$ 0.396
Net realized and unrealized gain (loss)	(0.649)	0.060	(0.119)	0.230	(0.341)
Total income (loss) from operations	$(0.208)	$ 0.363	$ 0.224	$ 0.671	$ 0.055
Less Distributions
From net investment income	$ (0.442)	$ (0.303)	$ (0.344)	$ (0.441)	$ (0.405)
Total distributions	$(0.442)	$(0.303)	$(0.344)	$(0.441)	$(0.405)
Net asset value — End of year	$ 8.440	$ 9.090	$ 9.030	$ 9.150	$ 8.920
Total Return(2)(3)	(2.26)%	4.07%	2.64%	7.65%	0.52%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 1	$ 1	$ 1	$ 1	$ 1
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.62% (4)	0.64%	0.67%	0.67%	0.68%
Net investment income	5.07%	3.33%	3.92%	4.83%	4.27%
Portfolio Turnover	32%	35%	33%	29%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended December 31, 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Notes to Financial Statements — continued

C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of December 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Fund are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At December 31, 2022, the Fund had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account or qualified pension or retirement plan, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended December 31, 2022 and December 31, 2021 was as follows:
	Year Ended December 31,
	2022	2021
Ordinary income	$27,949,603	$16,258,887
As of December 31, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 3,959,987
Deferred capital losses	(36,199,858)
Net unrealized depreciation	(41,683,572)
Accumulated loss	$(73,923,443)

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Notes to Financial Statements — continued

At December 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $36,199,858 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2022, $4,396,888 are short-term and $31,802,970 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 611,936,041
Gross unrealized appreciation	$ 2,263,914
Gross unrealized depreciation	(43,947,486)
Net unrealized depreciation	$ (41,683,572)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.575%
$1 billion but less than $2 billion	0.525%
$2 billion but less than $5 billion	0.500%
$5 billion and over	0.480%
For the year ended December 31, 2022, the investment adviser fee amounted to $3,539,878 or 0.575% of the Fund's average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2022, the investment adviser fee paid was reduced by $34,472 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the year ended December 31, 2022 amounted to $1,527,795. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.
Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Notes to Financial Statements — continued

5  Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the year ended December 31, 2022, shareholder servicing fees were equivalent to 0.25% per annum of each class' average daily net assets and amounted to $1,561,966 and $11,538 for Initial Class and ADV Class, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $189,123,678 and $200,597,902, respectively, for the year ended December 31, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended December 31, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Initial Class
Sales	49,060,601	$ 431,809,294	22,539,627	$ 204,938,512
Issued to shareholders electing to receive payments of distributions in Fund shares	3,225,731	27,757,301	1,773,664	16,119,692
Redemptions	(52,472,264)	(457,121,605)	(11,657,887)	(105,989,646)
Net increase (decrease)	(185,932)	$ 2,444,990	12,655,404	$ 115,068,558
ADV Class
Sales	194,229	$ 1,717,137	335,108	$ 3,048,389
Issued to shareholders electing to receive payments of distributions in Fund shares	25,424	218,910	13,674	124,387
Redemptions	(176,534)	(1,542,010)	(336,089)	(3,055,063)
Net increase	43,119	$ 394,037	12,693	$ 117,713
There were no transactions in Institutional Class shares for the years ended December 31, 2022 and December 31, 2021.
At December 31, 2022, separate accounts of 4 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 72.5%.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Notes to Financial Statements — continued

8  Credit Facility
The Fund participates with other portfolios managed by EVM and its affiliates in a $700 million ($725 million prior to June 30, 2022 and $650 million prior to March 7, 2022) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 6, 2023. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Fund’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $82,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at December 31, 2022 is $14,557 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the Credit Facility is not available exclusively to the Fund and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. Average borrowings and the average annual interest rate (excluding fees) for the year ended December 31, 2022 were $3,109,589 and 3.18%, respectively.
9  Investments in Affiliated Funds
At December 31, 2022, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $36,449,245, which represents 6.4% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$47,730,235	$ 95,499,495	$(143,231,814)	$ 534	$ 1,550	$ —	$ 18,658	—
Liquidity Fund	—	312,931,240	(276,481,995)	—	—	36,449,245	507,563	36,449,245
Total				$ 534	$1,550	$36,449,245	$526,221
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Notes to Financial Statements — continued

At December 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 17,838,751	$ —	$ 17,838,751
Common Stocks	307,719	1,407,029	295,006	2,009,754
Corporate Bonds	—	40,070,401	—	40,070,401
Exchange-Traded Funds	3,108,400	—	—	3,108,400
Preferred Stocks	—	597,165	0	597,165
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	469,881,568	297,185	470,178,753
Warrants	—	0	0	0
Short-Term Investments	36,449,245	—	—	36,449,245
Total Investments	$39,865,364	$529,794,914	$592,191	$570,252,469
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2022 is not presented.
11  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
LIBOR Transition Risk
Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Variable Trust and Shareholders of Eaton Vance VT Floating-Rate Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance VT Floating-Rate Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Variable Trust), including the portfolio of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of December 31, 2022, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 24, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2022, the Fund designates approximately $53,413, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
163(j) Interest Dividends. For the fiscal year ended December 31, 2022, the Fund designates 12.32% of distributions from net investment income as a 163(j) interest dividend.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Management and Organization

Fund Management. The Trustees of Eaton Vance Variable Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 135 funds (with the exception of Mr. Bowser who oversees 110 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund  and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1939    12.31.22

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a

Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance VT Floating-Rate Income Fund (the “Fund”) is a series of Eaton Vance Variable Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 1 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended December 31, 2021 and December 31, 2022 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance VT Floating-Rate Income Fund

Fiscal Years Ended	12/31/21	12/31/22
Audit Fees	$74,250	$80,950
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,063	$350
All Other Fees(3)	$0	$0

Total	$88,313	$81,300

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

	12/31/21	12/31/22
Audit Fees	$74,250	$80,950
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,063	$350
All Other Fees(3)	$0	$0

Total	$88,313	$81,300

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	12/31/21	12/31/22
Registrant(1)	$14,063	$350
Eaton Vance(2)	$51,800	$52,836

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: February 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: February 27, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: February 27, 2023